Fair Value Measurements on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	$ 163,362	$ 159,467
Restricted cash - Fair Value	11,262	9,979
Amounts due from related parties, short-term - Fair Value	14,722	0
Amounts due from related parties, long-term - Fair Value	36,302	35,245
Long-term borrowings, net - Fair Value	(1,299,366)	(1,374,445)
Amounts due to related parties, short-term - Fair Value	0	(64,204)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	163,362	159,467
Restricted cash - Fair Value	11,262	9,979
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from related parties, short-term - Fair Value	14,722
Amounts due from related parties, long-term - Fair Value	36,302	35,245
Long-term borrowings, net - Fair Value	$ (1,299,366)	(1,374,445)
Amounts due to related parties, short-term - Fair Value		$ (64,204)